UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-44660

                             Monetta Fund, Inc.
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               (Exact name of registrant as specified in charter)

                             1776 S. Naperville Road, Suite 100
                             Wheaton, IL 60189-5831
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               (Address of principal executive offices) (Zip Code)

                              Monetta Financial Services, Inc.
                              1776-A S. Naperville Road, Suite 100
                              Wheaton, IL 60189-5831
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-630-462-9800
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                     Date of fiscal year end: December 31
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                     Date of reporting period: September 30, 2009
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS


MONETTA FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2009




COMMON STOCK - 90.4%
NUMBER OF SHARES                                                                                 VALUE


Auto Manufacturers - 0.8%
     5,000   Toyota Motor Corp. - SP ADR (b)                                                  $392,850


Banks - 2.2%
    61,000   Bank of America Corp.                                                           1,032,120


Biotechnology - 1.1%
   *12,000   Illumina, Inc.                                                                    510,000


Chemicals - 0.8%
     5,000   Monsanto Co.                                                                      387,000


Coal - 1.0%
    12,000   Peabody Energy Corp.                                                              446,640


Commercial Services - 3.6%
   *45,000   Ticketmaster Entertainment, Inc.                                                  526,050
    11,000   Visa, Inc. - CL A                                                                 760,210
    20,000   Western Union Co.                                                                 378,400
                                                                                        --------------
                                                                                             1,664,660

Computers - 4.7%
    *8,000   Apple, Inc.                                                                     1,482,960
   *40,000   EMC Corp.                                                                         681,600
                                                                                        --------------
                                                                                             2,164,560

Diversified Financial Services - 8.0%
    15,000   American Express Co.                                                              508,500
   200,000   Citigroup, Inc.                                                                   968,000
   *35,000   Genworth Financial, Inc. - CL A                                                   418,250
     3,200   The Goldman Sachs Group, Inc.                                                     589,920
    20,000   Morgan Stanley                                                                    617,600
    30,000   The Charles Schwab Corp.                                                          574,500
                                                                                        --------------
                                                                                             3,676,770

Energy-Alternate Sources - 3.2%
   *40,000   Clean Energy Fuels Corp.                                                          576,400
   *30,000   SunPower Corp. - CL A                                                             896,700
                                                                                        --------------
                                                                                             1,473,100

Engineering & Construction - 2.1%
   *30,000   Foster Wheeler Ltd.                                                               957,300


Healthcare-Products - 2.1%
     8,000   Baxter Int'l, Inc.                                                                456,080
    15,000   Mindray Medical Int'l Ltd. - ADR (b)                                              489,600
                                                                                        --------------
                                                                                               945,680

Healthcare-Services - 1.2%
    23,000   UnitedHealth Group, Inc.                                                          575,920


Home Builders - 2.0%
    50,000   D.R. Horton, Inc.                                                                 570,500
    32,000   Pulte Homes, Inc.                                                                 351,680
                                                                                        --------------
                                                                                               922,180

Insurance - 2.0%
        *4   Berkshire Hathaway, Inc. - CL A                                                   404,000
    10,000   Prudential Financial, Inc.                                                        499,100
                                                                                        --------------
                                                                                               903,100

Internet - 13.3%
    *8,000   Amazon.com, Inc.                                                                  746,880
    *2,900   Baidu, Inc. - SP ADR (b)                                                        1,134,045
   *30,000   eBay, Inc.                                                                        708,300
    *6,000   Equinix, Inc.                                                                     552,000
    *5,000   Google, Inc. - CL A                                                             2,479,250
   *27,000   Yahoo! Inc.                                                                       480,870
                                                                                        --------------
                                                                                             6,101,345

Lodging - 1.7 %
   *30,000   Las Vegas Sands Corp.                                                             505,200
   *22,000   MGM Mirage, Inc.                                                                  264,880
                                                                                        --------------
                                                                                               770,080

Machinery-Construction & Mining - 1.0%
     9,000   Joy Global, Inc.                                                                  440,460


Media - 2.8%
*2,000,000   Sirius Satellite Radio, Inc.                                                    1,270,000


Mining - 1.8%
    12,000   Freeport-McMoran Copper & Gold, Inc. - CL B                                       823,320


Oil & Gas - 10.4%
    40,000   Chesapeake Energy Corp.                                                         1,136,000
    28,000   Petroleo Brasileiro S.A. - SP ADR (b)                                           1,285,200
   *19,000   Southwestern Energy Co.                                                           810,920
    20,000   Suncor Energy, Inc.                                                               691,200
   *10,000   Transocean Ltd.                                                                   855,300
                                                                                        --------------
                                                                                             4,778,620

Oil & Gas Services - 2.5%
    20,000   Halliburton Co.                                                                   542,400
    10,000   Schlumberger Ltd.                                                                 596,000
                                                                                        --------------
                                                                                             1,138,400

Pharmaceuticals - 4.6%
    *7,500   Express Scripts, Inc.                                                             581,850
   *15,000   Gilead Sciences, Inc.                                                             698,700
   *15,000   Medco Health Solutions, Inc.                                                      829,650
                                                                                        --------------
                                                                                             2,110,200

Real Estate - 1.1%
   *45,000   CB Richard Ellis Group, Inc.                                                      528,300


Retail - 0.9%
   *20,000   Starbucks Corp.                                                                   413,000


Semiconductors - 3.6%
   *15,000   Broadcom Corp. - CL A                                                             460,350
    25,000   Intel Corp.                                                                       489,250
    20,000   KLA-Tencor Corp.                                                                  717,200
                                                                                        --------------
                                                                                             1,666,800

Software - 2.0%
    35,000   Microsoft Corp.                                                                   906,150


Telecommunications - 9.9%
    13,000   America Movil S.A. de C.V. - ADR Series L (b)                                     569,790
     6,000   China Mobile Ltd. - SP ADR (b)                                                    294,660
    35,000   China Unicom Ltd. - SP ADR (b)                                                    498,400
   *35,000   Cisco Systems, Inc.                                                               823,900
   *25,000   Leap Wireless Int'l, Inc.                                                         488,750
   *60,000   MetroPCS Communications, Inc.                                                     561,600
    20,000   Qualcomm, Inc.                                                                    899,600
  *110,000   Sprint Nextel Corp.                                                               434,500
                                                                                        --------------
                                                                                             4,571,200

                                                                                        --------------
TOTAL COMMON STOCK                                                                          41,569,755
  (COST $35,942,087)(a)



MUTUAL FUNDS - 11.3%
NUMBER OF SHARES

   903,279   AIM Liquid Assets Portfolio - Institutional Class                                903,278
 2,349,772   Fidelity Money Market Portfolio - Class Select                                 2,349,772
 1,953,829   Monetta Gov't Money Market Fund (c)                                            1,953,829
                                                                                        -------------

TOTAL MUTUAL FUNDS                                                                          5,206,879
   (COST $5,206,879)(a)

                                                                                        -------------
TOTAL INVESTMENTS - 101.7%                                                                 46,776,634
   (cost $41,148,966)(a)

OTHER ASSETS LESS LIABILITIES - (1.7%)                                                       (799,578)

                                                                                       --------------
TOTAL NET ASSETS - 100%                                                                   $45,977,056
                                                                                       ==============





(a) Cost for book and tax purposes is $41,148,966; the aggregate gross unrealized appreciation is $6,381,191 and the aggregate gross unrealized depreciation is $753,523, resulting in net unrealized appreciation of $5,627,668.

(b) American Depository Receipt (ADR).

(c) Affiliated fund.


*  Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements and Disclosures Topic, of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification.

These inputs are summarized in the three broad levels listed below:

* Level 1 - quoted prices in active markets for identical securites;

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

* Level 3 - significant unobservable inputs, (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


The following table summarizes the respective Funds' investments at September 30, 2009, based on the inputs used to value them (in thousands):



                                     INVESTMENTS IN SECURITIES (Unaudited)
Types of Investments               LEVEL 1         LEVEL 2       LEVEL 3   TOTAL


MONETTA FUND -
   Common Stocks                  $ 41,569,755    $          0  $     0   $ 41,569,755
   Money Market Funds             $  5,206,879    $          0  $     0   $  5,206,879
                                    ----------      ----------    -----     ----------
FUND TOTAL                        $ 46,776,634    $          0  $     0   $ 46,776,634



For additional cateogry information for the investments in securities presented above, please refer to the Monetta Fund's Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b)
    under the Exchange Act(17  CFR   240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.


ITEM 3. EXHIBITS

     Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Monetta Funds, Inc.
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By (Signature and Title)* /s/ ROBERT S. BACARELLA
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                          Robert S. Bacarella, Principal Executive Officer

Date                      November 19, 2009
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(Registrant) Monetta Funds, Inc.
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By (Signature and Title)* /s/ Lynn H. Waterloo
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                          Lynn H. Waterloo, Principal Financial Officer

Date                      November 19, 2009
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  ROBERT S. BACARELLA
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                          Robert S. Bacarella, Principal Executive Officer

Date                      November 19, 2009
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By (Signature and Title)* /s/  LYNN H. WATERLOO
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                          Lynn H. Waterloo, Principal Financial Officer

Date                      November 19, 2009
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